DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 3,795,093	$ 920,381
Net amount	3,795,093	920,381
Spot and Forward Transactions Pending Settlement
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	2,869,609	634,487
Amounts payable for spot and forward transactions pending settlement	158,431	182,977
Put option taken with Central Bank
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 767,053	$ 102,917